Note 7 - Convertible debentures and promissory notes payable (Tables)	12 Months Ended
Nov. 30, 2019
Related Party Transactions [Abstract]
Schedule of related party transactions
	November 30,	November 30,
	2019	2018
Convertible debenture payable to two directors and officers of the
Company, unsecured, 12% annual interest rate,
Payable monthly (“2013 Debenture”)	$ -	$ 1,350,000

Convertible debenture payable to two directors and officers of the
Company, unsecured, 10% annual interest rate,
Payable monthly (“2018 Debenture”)	$ 473,442	$ 440,358

Convertible debenture payable to two directors and officers of the
Company, unsecured, 12% annual interest rate,
Payable monthly (“2019 Debenture”)	$ 1,050,000	$ -

Convertible debenture payable to two directors and officers of the
Company, unsecured, 12% annual interest rate,
Payable monthly (“November 2019 Debenture”)	$ 221,371	$ -
	$ 1,744,813	$ 1,790,358

	November 30,	November 30,
	2019	2018
	$	$
Promissory note payable to two directors and officers
of the Company, unsecured no annual interest
rate on the outstanding loan balance	159,863	-

	159,863	-